Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contracts with Customers [Abstract]
Schedule of Revenue from Contract with Customers

The amount of revenue from contracts with customers is as shown:

	Year ended December 31,
	2024	2023	2022
Retail sales (1) (Note 40)	20,864,329	20,226,311	19,754,076
Service revenue (2) (Note 40)	927,149	819,493	741,246
Other revenue (3) (Note 40)	89,031	76,283	124,351
Total revenue from contracts with customers	21,880,509	21,122,087	20,619,673

(1)	Retail sales represent the sale of goods and real estate projects net of returns and sales rebates.
(2)	Revenues from services and rental income comprise:
(3)	Other revenue relates to:

Schedule of Retail Sales

This amount includes the following items:

	Year ended December 31,
	2024	2023	2022
Retail sales, net of sales returns and rebates	20,841,145	20,176,915	19,725,311
Sale of real estate project inventories (a)	23,184	49,396	28,765
Total retail sales	20,864,329	20,226,311	19,754,076

(a)	As of December 31, 2024, it corresponds to the sale of 14.04% of the Éxito Occidente real estate project for $2,850, the sale of Montería Centro for $10,350, the sale of López de Galarza for $2,484, and the sale of La Colina for $7,500. As of December 31, 2023, it corresponds to the sale of inventory from the Galería la 33 real estate project for $29,208, the sale of the Carulla Calle 100 real estate project for $18,000, and the sale of 20.43% of the La Secreta property for $2,188.

Schedule of Revenue from Service and Rental Income Comprise	Revenues from services and rental income comprise:
	Year ended December 31,
	2024	2023	2022
Leases and real estate related income	345,019	317,828	264,322
Lease of physical space	128,636	86,598	100,968
Advertising	92,272	99,224	94,802
Distributors	92,241	93,702	84,424
Commissions (a)	71,083	33,867	27,354
Administration of real estate	59,933	52,613	43,719
Telephone	48,428	40,973	34,811
Transport	43,625	37,035	29,837
Banking services	20,822	21,817	19,082
Money transfers	7,748	9,096	8,753
Other	17,342	26,740	33,174
Total service revenue	927,149	819,493	741,246
(a)	The increase corresponds mainly to the payment received from Tuya S.A. for discounts granted on the use of the card, amounting to $39,403.

Schedule of Other Revenue Relates	Other revenue relates to:
	Year ended December 31,
	2024	2023	2022
Marketing events	17,922	20,228	19,402
Collaboration agreements (a)	11,333	7,513	8,437
Asset utilizations	9,129	5,423	7,047
Financial Services	5,013	4,606	4,149
Real estate projects	4,565	2,592	34,263
Royalty revenue	3,836	3,783	3,530
Recovery of other liabilities	1,772	3,777	8,830
Use of parking spaces	1,215	1,889	1,667
Technical advisory	72	79	73
Other (b)	34,174	26,393	36,953
Total other revenue	89,031	76,283	124,351

(a)	Represents revenue from the following collaboration agreements which consist of contracts to carry out projects or activities:
(b)	Corresponds mainly to the reimbursement of insurance for claims amounting to $10,492.

Schedule of Revenue from the Following Collaboration Agreements
	Year ended December 31,
	2024	2023	2022
Redeban S.A.	5,645	4,010	3,656
Éxito Media	3,091	2,907	1,153
Alianza Sura	1,343	481	3,588
Autos Éxito	1,234	-	-
Moviired S.A.S.	20	115	40
Total collaboration agreement	11,333	7,513	8,437